SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
				Depletion,
				depreciation,	Mine
Year Ended December 31,				and	operating	Capital
2025 and 2024		Revenue	Cost of sales	amortization	earnings (loss)	expenditures
Mexico
Santa Elena(2)	2025	$346,437	$141,580	$43,658	$161,199	$50,648
	2024	288,202	124,246	47,942	116,014	49,575
Los Gatos	2025	489,757	143,438	142,939	203,380	70,473
	2024	-	-	-	-	-
San Dimas	2025	301,615	180,028	55,412	66,175	58,894
	2024	198,186	156,952	50,266	(9,032)	54,136
La Encantada	2025	100,925	69,329	15,898	15,698	14,399
	2024	65,336	56,119	15,850	(6,633)	8,876
Non-producing Properties	2025	-	-	66	(66)	968
	2024	-	-	146	(146)	540
United States
Jerritt Canyon(2)(3)	2025	1,326	889	2,821	(2,384)	10,607
	2024	4,001	2,736	6,780	(5,515)	11,160
First Mint(1)	2025	49,426	24,699	632	24,094	-
	2024	16,000	10,775	472	4,753	-
Others	2025	-	229	2,014	(2,242)	6,859
	2024	-	2,021	2,545	(4,566)	3,043
Intercompany elimination	2025	(32,329)	(16,520)	-	(15,809)	-
	2024	(11,121)	(8,146)	-	(2,975)	-
Consolidated	2025	$1,257,157	$543,672	$263,440	$450,045	$212,848
	2024	$560,604	$344,703	$124,001	$91,900	$127,329

(1) The First Mint segment is inclusive of operations from the Company's bullion store and its minting facility located in Nevada. This segment generated coin and bullion revenue of $49.4 million (December 31, 2024 - $16.0 million) from coins and bullion sales of 1,067,097 silver ounces (December 31, 2024 - 521,979) at an average price of $46.32 per ounce (December 31, 2024 - $30.66).

(2) Santa Elena and Jerritt Canyon have incurred mine holding costs related to care and maintenance and temporary suspension activities (Note 9).

(3) Jerritt Canyon was placed on temporary suspension in March 2023. In-circuit recovery efforts performed during the years ended December 31, 2025 and 2024 resulted in the recovery of 342 and 2,405 ounces, respectively.

		Mining Interests		Property, plant and equipment	Total mining assets	Total assets	Total liabilities
At December 31, 2025 and 2024		Producing	Exploration
Mexico
Santa Elena	2025	$145,785	$56,857	$89,658	$292,300	$482,279	$131,884
	2024	121,733	67,029	90,329	279,091	415,618	124,073
Los Gatos	2025	1,037,538	549,186	183,057	1,769,781	2,128,653	568,578
	2024	-	-	-	-	-	-
San Dimas	2025	214,213	53,828	89,547	357,588	631,477	105,519
	2024	221,657	40,718	90,103	352,478	542,760	87,791
La Encantada	2025	22,176	5,988	26,938	55,102	113,985	32,986
	2024	19,366	4,712	27,534	51,612	98,665	24,128
Non-producing Properties	2025	73,007	21,630	20,714	115,351	149,597	17,601
	2024	60,466	14,875	17,035	92,376	129,348	14,141
United States
Jerritt Canyon	2025	359,908	99,103	128,878	587,889	619,363	156,983
	2024	356,669	91,117	129,057	576,843	608,189	151,670
First Mint	2025	-	-	4,767	4,767	14,881	10,622
	2024	-	-	4,633	4,633	19,399	1,450
Others	2025	-	40,828	16,899	57,727	554,680	497,775
	2024	-	36,180	19,941	56,121	165,812	225,464
Consolidated	2025	$1,852,627	$827,421	$560,458	$3,240,506	$4,694,915	$1,521,949
	2024	$779,890	$254,632	$378,632	$1,413,154	$1,979,788	$628,717